Pruco Life Insurance Company                                               Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Initial Registration Statement filing on Form N-6 for the Pruco Life Insurance Company’s M PremierSM VUL Protector®

Dear Ms. Samuel:

We are filing with the Commission the initial registration statement on Form N-6 for a new variable universal life insurance policy issued by Pruco Life Insurance Company (“Pruco”) called M PremierSM VUL Protector® (“the Contract”).  The Contract offers the choice of a fixed death benefit or a variable death benefit.  The Contract has a contract fund which varies in accordance with the daily performance of the underlying investment options.  Contract owners may elect to invest their contract fund among the available variable and fixed investment options.  There are two fixed investment options available under the Contract, the Fixed Rate Option and the Long-Term Fixed Rate Option.  Each fixed investment option offers a declared annual rate of interest guaranteed never to be less than two percent.  The fixed investment options are subject to transfer restrictions and the declared rate for the Long-Term Fixed Rate Option may be higher than the Fixed Rate Option.  Several riders are available under the Contract, which may be elected at issue. Pruco Securities (“Prusec”) acts as the principal underwriter for the Contract.  The Contract will be sold through broker-dealers authorized by Prusec and applicable law, and may also be sold by registered representatives of Prusec.

Although this registration statement introduces a new VUL contract, we are providing as a courtesy a comparison document between the Contract and VUL Protector®.  Pruco filed VUL Protector® via 485a on February 6, 2014.  The Staff reviewed and declared VUL Protector® effective on May 1, 2014.  The Contract differs from VUL Protector® in several important respects.  The Contract offers a new fixed rate investment option called the Long-Term Fixed Rate Option and a Target Term Rider, which provides a flexible term insurance benefit to Attained Age 121.  Unlike VUL Protector®, the Contract does not offer the Benefit Access Rider and does not have a two-tiered cost of insurance charge structure.

We requests that this registration statement be declared effective by September 1, 2015 to meet Pruco’s internal product launch deadline.  To that end, we would appreciate Staff comments on or before August 17, 2015. After receiving and addressing staff comments, we will file a Pre-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced initial registration statement effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against them.

Please feel free to contact me if you have any questions regarding these filings.  I can be reached at (973) 802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen                                                                        6/19/2015
Jordan K. Thomsen                                                                                 Date
Vice President and Corporate Counsel
Pruco Life Insurance Company

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